Segment Information (Details) - Schedule of Multiple Revenue Streams		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		$ 8,689,749	$ 1,109,689	$ 4,421,208	$ 4,055,406
System development [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		5,969,112	762,261	3,602,067	3,184,948
NFT [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		1,585,000	202,406
Web and mobile application development [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues				391,000	235,000
AI-OCR development [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		80,970	10,340	68,141	495,458
Technological support and maintenance service and other services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		$ 1,054,667	$ 134,682	$ 360,000	$ 140,000